PROPERTY, EQUIPMENT, AND OTHER ASSETS—NET (Tables)	12 Months Ended
Mar. 31, 2025
PROPERTY, EQUIPMENT, AND OTHER ASSETS—NET [Abstract]
Property, Equipment, and Other Assets, Net
Our property, equipment, and other assets—net consists of the following components (in thousands):

	March 31, 2025	March 31, 2024
Deferred costs—long-term	$55,790	$47,812
Right-of-use asset	17,857	15,407
Property and equipment—net	15,551	12,935
Prepaid expenses—long-term	8,337	4,681
Other	1,122	1,547
Total other assets—long-term	$98,657	$82,382

Property and Equipment-Net
Our property and equipment—net consists of the following (in thousands):

	March 31, 2025	March 31, 2024
Furniture, fixtures, and equipment	$26,463	$26,507
Leasehold improvements	13,343	11,776
Capitalized software	2,608	1,685
Vehicles	558	396
Total assets	42,972	40,364
Accumulated depreciation and amortization	(27,421)	(27,429)
Property and equipment – net	$15,551	$12,935